Consolidated Statements of Operations and Comprehensive Income (Loss) (Audited) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Income (Loss) (Audited)
Revenues	$ 5,949,834	$ 6,182,801
Cost of revenues	4,090,080	4,743,454
Gross profit	1,859,754	1,439,347
Operating expenses:
Selling and marketing	177,752	343,719
General and administrative	1,734,624	1,819,087
Stock-based compensation	20,000	127,500
Total operating expenses	1,932,376	2,290,306
Operating Income	(72,622)	(850,959)
Other income (expenses):
Other income	153,238	264,463
Other expense	(92,073)	(37,580)
Share of loss of investment in joint venture	(6,690)	(11,199)
Total other income (expenses), net	54,475	215,684
Income before income taxes	(18,147)	(635,275)
Income tax expense	10,712	0
Net loss	$ (28,859)	$ (635,275)
Weighted average number of shares, basic and diluted	3,312,029	3,090,392
Loss per share, basic and diluted	$ (0.01)	$ (0.21)
Other comprehensive income (loss):
Foreign currency translation adjustment	$ (19,805)	$ (106,556)
Comprehensive income	$ (48,664)	$ (741,831)